SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 May 10, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               105
                                                  -----------------------

Form 13F Information Table Value Total:             111,372 (x 1000)
                                                  -----------------------


List of Other Included Managers:

                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1346    15093 SH            SOLE          11793           3300
Abbott Labs                    COM              002824100     1274    20785 SH            SOLE          10485          10300
Accenture PLC                  SHS CL A         G1151C101      884    13700 SH            SOLE          13700
Air Prods & Chems Inc          COM              009158106      397     4325 SH            SOLE           1325           3000
American Express               COM              025816109      922    15941 SH            SOLE          15941
Apple Computer Inc             COM              037833100     1269     2117 SH            SOLE           2117
AT&T                           COM              00206R102     1102    35275 SH            SOLE          33858           1417
Auto Data Processing           COM              053015103     1424    25798 SH            SOLE          15448          10350
B O K Financial Cp New         COM NEW          05561Q201      673    11957 SH            SOLE           1075          10882
Bancfirst Corp Oklahoma        COM              05945F103     1054    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104      606    63364 SH            SOLE          58744           4620
Bard                           COM              067383109      212     2145 SH            SOLE           2145
Becton Dickinson & Co          COM              075887109      424     5465 SH            SOLE           2465           3000
Berkshire Hathaway CI A        COM              084670108     1219       10 SH            SOLE                            10
BHP Billiton Ltd ADR           Spons ADR        05545E209      438     6044 SH            SOLE             44           6000
BRE Properties Inc             CL A             05564E106      283     5600 SH            SOLE           5600
Bristol-Myers Squibb Co        COM              110122108      242     7160 SH            SOLE           7160
Brown & Brown Inc              COM              115236101      481    20240 SH            SOLE          20240
Capital One Financial          COM              14040H105      308     5530 SH            SOLE           5530
Caterpillar Inc                COM              149123101      505     4744 SH            SOLE           4744
Charles Schwab Corp            COM              808513105      427    29722 SH            SOLE          27722           2000
Chevron Corp                   COM              166764100     1443    13460 SH            SOLE          13460
Church & Dwight Co Inc         COM              171340102      389     7900 SH            SOLE           5800           2100
Cisco Systems Inc              COM              17275R102     1633    77189 SH            SOLE          62189          15000
Citigroup Inc                  COM              172967101      428    11700 SH            SOLE          11700
Clorox Company                 COM              189054109     1141    16600 SH            SOLE          10100           6500
Coca Cola                      COM              191216100     1252    16913 SH            SOLE           7377           9536
Colgate Palmolive Co           COM              194162103      598     6111 SH            SOLE           1111           5000
Costco                         COM              22160k105      779     8575 SH            SOLE           8275            300
Devon Energy                   COM              25179m103     1741    24475 SH            SOLE          13550          10925
Disney Walt Co                 COM              254687106      862    19691 SH            SOLE          17691           2000
Eaton Corp                     COM              278058102      411     8239 SH            SOLE            239           8000
Eli Lilly & Co                 COM              532457108      274     6800 SH            SOLE           1800           5000
Emerson Electric               COM              291011104     2112    40475 SH            SOLE          19275          21200
Exxon Mobil                    COM              30231G102     9216   106258 SH            SOLE          60055          46203
Fair Isaac & Co Inc            COM              303250104      203     4615 SH            SOLE           4615
Fastenal Co                    COM              311900104      271     5000 SH            SOLE           5000
Federated Investors            COM              314211103      618    27580 SH            SOLE          17580          10000
General Electric               COM              369604103     2697   134394 SH            SOLE          99375          35019
General Mills Inc              COM              370334104      316     8000 SH            SOLE           6000           8000
Genuine Parts Co               COM              372460105      314     5000 SH            SOLE                          5000
Google Inc Class A             CL A             38259P508      263      410 SH            SOLE            360             50
Grainger                       COM              384802104      236     1100 SH            SOLE           1100
Hewlett-Packard Company        COM              428236103      270    11312 SH            SOLE          11312
Heinz HJ Co                    COM              423074103      391     7300 SH            SOLE           7300
Home Depot                     COM              437076102     1608    31959 SH            SOLE          28959           3000
IBM                            COM              459200101     2297    11007 SH            SOLE           5005           6002
Illinois Tool Works            COM              452308109      328     5750 SH            SOLE           5750
Intel                          COM              458140100      754    26814 SH            SOLE          24814           2000
iShares                        BARCLYS TIPS BD  464287176      859     7298 SH            SOLE           4098           3200
iShares                        MSCI ACWI IDX    464288240     1960    48000 SH            SOLE                         48000
iShares                        MSCI EAFE IDX    464287465      307     5601 SH            SOLE           4601           1000
iShares                        MSCI EMERG MKTS  464287234      341     7944 SH            SOLE           7444            500
iShares                        RUSSELL 1000 GRW 464287614     8558   129502 SH            SOLE         129502
iShares                        S&P 500 INDEX    464287200     7867    55710 SH            SOLE          54647           1063
iShares                        US PFD STK IDX   464288687      260     6652 SH            SOLE           6652
Johnson & Johnson              COM              478160104     3240    49124 SH            SOLE          38724          10400
JP Morgan Chase & Co           COM              46625H100      202     4393 SH            SOLE           4393
Kinder Morgan Mgmt LLC         SHS              49455U100     2107    28230 SH            SOLE          17737          10492
Kraft Foods Inc                CL A             50075N104     1965    51702 SH            SOLE          33002          18700
Market Vectors ETF TR          EM LC CURR DBT   57060U522      251     9550 SH            SOLE           9550
McDonalds                      COM              580135101     2138    21796 SH            SOLE          11796          10000
McGraw Hill                    COM              580645109      301     6215 SH            SOLE           5615            600
Medcohealth Solutions          COM              58405u102      417     5927 SH            SOLE            412           5515
Medtronic Inc                  COM              585055106     1189    30334 SH            SOLE          23334           7000
Merck & Co                     COM              589331107      817    21275 SH            SOLE            655          20620
Microsoft                      COM              594918104     2926    90706 SH            SOLE          61635          29341
MV Oil Trust                   COM              553859109      678    16400 SH            SOLE           2400          14000
Northern Trust 	Corp           COM              665859104      308     6500 SH            SOLE           6500
Novartis A G                   COM              66987V109      581    10477 SH            SOLE           5477           5000
OGE Energy Corp.               COM              670837103      546    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      438    12324 SH            SOLE          12324
Panhandle Oil & Gas Inc        COM              698477106      221     7500 SH            SOLE                          7500
Paychex Inc                    COM              704326107      751    24220 SH            SOLE          14220          10000
Pengrowth Energy Corporation   COM              70706P104       94    10000 SH            SOLE          10000
Pepsico Inc                    COM              713448108     1608    24240 SH            SOLE          19240           5000
Pfizer                         COM              717081103     1443    63724 SH            SOLE          52848          10876
PIMCO ETF TR                   ENHAN SRT MKT    72201R833      624     6172 SH            SOLE           6172
Pinnacle West Capital Cp       COM              723484101      373     7780 SH            SOLE           7780
Powershares DB Cmdy Idx Tra    UNIT BEN INT     73935S105      236     8200 SH            SOLE           8200
Powershares ETF TR             FTS RAFI/US/1000 73935X583      382     6315 SH            SOLE           6315
Powershares QQQ                COM              73935A104      684    10120 SH            SOLE          10120
Procter & Gamble               COM              742718109     2901    43162 SH            SOLE          18062          25100
Royal Dutch Shell A Adrf       COM              780259206      387     5514 SH            SOLE           5514
Royal Dutch Shell PLC Cl B     COM              780259107      247     3500 SH            SOLE           3500
Sigma Aldrich Corp             COM              826552101      738    10100 SH            SOLE           5100           5000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      299     2127 SH            SOLE           2127
State Street Corp              COM              857477103      355     7800 SH            SOLE           6200           1600
Stryker                        COM              863667101      526     9475 SH            SOLE           4475           5000
Sysco                          COM              871829107     1004    33607 SH            SOLE          33607
T. Rowe Price Group Inc        COM              74144t108      633     9700 SH            SOLE           7700           2000
Target                         COM              87612E106      661    11336 SH            SOLE           6736           4600
Techne Corp Common             COM              878377100      280     4000 SH            SOLE                          4000
The Southern Company           COM              842587107      207     4600 SH            SOLE           4600
United Parcel Service B        CL B             911312106     1066    13207 SH            SOLE          11207           2000
US Bancorp                     COM              902973304     1359    42898 SH            SOLE          34610           8288
Vanguard International Eq Idx  MSCI EMR MKT ETF 922042858     1658    38140 SH            SOLE          35540           2600
Vanguard BD INDEX FD           TOTAL BND MRKT   921937835      271     3255 SH            SOLE           3255
Verizon Communications         COM              92343v104      761    19906 SH            SOLE          19506            400
VOC Energy Trust               TR UNIT          91829B103      376    17000 SH            SOLE           2000          15000
Walgreen Company               COM              931422109     1490    44500 SH            SOLE          44500
Wal Mart Stores Inc            COM              931142103     1568    25625 SH            SOLE          19912           5713
Western Union                  COM              959802109      956    54292 SH            SOLE          44292          10000
Windstream Corp                COM              97381W104      327    27931 SH            SOLE          12830          15101
WisdomTree Trust               EMRG MKTS ETF    97717W315      301     5800 SH            SOLE           5800

REPORT SUMMARY                                      TOTAL   $ 111,372 (x 1000)


